Risk Management - Schedule of Presentation of Values at Risk - Trading Portfolio (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Presentation of Values at Risk Trading Portfolio [Abstract]
- Interest rate	R$ 316	R$ 177
- Price index/inflation rate	668	541
- Foreign exchange	106	113
- Other	44	180
Non-correlated Trading Portfolio	1,134	1,011
Correlated Trading Portfolio	R$ 891	R$ 696